REDEEMABLE PREFERRED STOCK (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	900,000		900,000
Temporary Equity, Par Value	$ 0.01		$ 0.01
Temporary equity, shares outstanding	715,593		677,484	606,910
Dividends declared and issued, value	$ 38.5	$ 34.4	$ 71.4	$ 64.1
Dividends declared and issued, shares	38,109	34,031	70,574	63,384
From February 19, 2019 through February 19, 2024
Temporary Equity [Line Items]
Cash Dividend Spread			7.50%
Accrued Dividend			8.00%
From February 19, 2024 through February 19, 2025
Temporary Equity [Line Items]
Spread Increase (effective on the first day of the applicable period)			1.00%
Cash Dividend Spread			8.50%
Accrued Dividend			9.00%
From February 19, 2025 through February 19, 2026
Temporary Equity [Line Items]
Spread Increase (effective on the first day of the applicable period)			1.00%
Cash Dividend Spread			9.50%
Accrued Dividend			10.00%
From February 19, 2026 through February 19, 2027
Temporary Equity [Line Items]
Spread Increase (effective on the first day of the applicable period)			1.00%
Cash Dividend Spread			10.50%
Accrued Dividend			11.00%
From February 19, 2027 through February 19, 2028
Temporary Equity [Line Items]
Spread Increase (effective on the first day of the applicable period)			1.00%
Cash Dividend Spread			11.50%
Accrued Dividend			12.00%
From February 19, 2028 through February 19, 2029
Temporary Equity [Line Items]
Spread Increase (effective on the first day of the applicable period)			1.00%
Cash Dividend Spread			12.50%
Accrued Dividend			13.00%
From February 19, 2030
Temporary Equity [Line Items]
Cash Dividend Spread			12.50%
Accrued Dividend			13.00%